Convertible Notes Payable (Details 1) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Convertible notes payable	$ 108,353,000	$ 76,560,000
Discount, original issuance	(66,124,000)	(44,928,000)
Premium (discount), embedded derivative	(1,375,000)	(964,000)
Discount, fair value of preferred units	(3,790,000)	(2,031,000)
Discount, beneficial conversion features	(1,799,000)	(1,799,000)
Discount, accumulated amortization	73,088,000	49,722,000
Convertible notes payable, net	108,353,000	76,559,000
Phase I [Member]
Convertible notes payable	40,587,000	40,587,000
Discount, original issuance	(20,946,000)	(20,946,000)
Premium (discount), embedded derivative	181,000	181,000
Discount, fair value of preferred units
Discount, beneficial conversion features	(1,799,000)	(1,799,000)
Discount, accumulated amortization	22,564,000	26,564,000
Convertible notes payable, net	40,587,000	40,587,000
Phase II [Member]
Convertible notes payable	67,766,000	35,973,000
Discount, original issuance	(45,178,000)	(23,982,000)
Premium (discount), embedded derivative	(1,556,000)	(1,145,000)
Discount, fair value of preferred units	(3,790,000)	(2,031,000)
Discount, beneficial conversion features
Discount, accumulated amortization	50,524,000	27,158,000
Convertible notes payable, net	$ 67,766,000	$ 35,972,000